Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 190	$ 203	$ 220
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 23	$ 26	$ 29